Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Diluted earnings per share
Profit for the period	31.0	19.3	93.4	67.3
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	175.6	181.7	175.5	182.7
Diluted earnings per share	€0.18	€0.11	€0.53	€0.37

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
Basic earnings per share
Profit for the period	31.0	19.3	93.4	67.3
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	175.6	181.7	175.5	182.7
Basic earnings per share	€0.18	€0.11	€0.53	€0.37